Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Feb. 03, 2012
Debt Instrument
Long-term debt	$ 1,779	$ 1,830
Less current portion	79	51
Long-term debt, net of current portion	1,700	1,779
Term Loan | Term loan due March 30, 2016
Debt Instrument
Long-term debt	474	525
Senior Notes | Senior notes due March 15, 2018, 6.875%
Debt Instrument
Long-term debt	600	600
Stated percentage	6.875%	6.875%	6.875%
Senior Notes | Senior notes due March 15, 2021, 7.125%
Debt Instrument
Long-term debt	600	600
Stated percentage	7.125%	7.125%	7.125%
Bonds | Mississippi economic development revenue bonds due May 1, 2024, 7.81%
Debt Instrument
Long-term debt	84	84
Stated percentage	7.81%	7.81%
Bonds | Gulf opportunity zone industrial development revenue bonds due December 1, 2028, 4.55%
Debt Instrument
Long-term debt	$ 21	$ 21
Stated percentage	4.55%	4.55%